CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Issuance cost on IPO						¥ 339,355
Supplemental disclosure of cash flow information
Income taxes paid			$ 129,911	¥ 893,202	¥ 871,780	646,162
Interest expense paid			$ 113	780	15,668	12,986
Supplemental disclosure on non-cash investing and financing activities:
Payables for repurchasing the ordinary shares				24,146	56,953	0
Payable for dividends				1,699	0	0
Payables for equity investment				5,000	35,000	5,000
Payables for purchase of property and equipment				¥ 973,620	¥ 710,002	¥ 574,811
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Supplemental disclosure on non-cash investing and financing activities:
Interest acquired (as a percent)		40.00%
Issuance of equity consideration		¥ 30,066
Cash consideration paid		30,660
Fair value of assets acquired and liabilities assumed		¥ 85,923
COE Business
Supplemental disclosure on non-cash investing and financing activities:
Cash consideration paid	¥ 152,946
Fair value of assets acquired and liabilities assumed	¥ 79,096